=========================
                                                       OMB APPROVAL
                                                       =========================
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       =========================

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   6200 The Corners Parkway           Norcross, Georgia            30092
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

                                Jill W. Maggiore
                          Wells Asset Management, Inc.
            6200 The Corners Parkway     Norcross, Georgia   30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    -------------------

Date of fiscal year end:         December 31, 2004
                            -----------------------------

Date of reporting period:        June 30, 2004
                            -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


WELLS S&P REIT INDEX FUND                ---------------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan                                      WELLS
Richard W. Carpenter
Bud Carter                                                S&P
William H. Keogler, Jr.
Donald S. Moss                                      REIT INDEX FUND
Walter W. Sessoms
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER                       ---------------------------------------
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER                                       SEMI-ANNUAL REPORT
Rydex Global Advisors                                JUNE 30, 2004
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850                             (UNAUDITED)

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

INDEPENDENT AUDITORS
Ernst & Young LLP
1900 Scripps Center                                      [LOGO]
312 Walnut Street                                        WELLS
Cincinnati, Ohio 45202                              Real Estate Funds

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

A  description  of  the  policies  and   ---------------------------------------
procedures  that the Fund uses to vote
proxies    relating    to    portfolio
securities is available without charge
upon  request  by  calling   toll-free
1-800-282-1581,  or on the  Securities
and Exchange  Commission's  website at
http://www.sec.gov.                      ---------------------------------------

LETTER TO SHAREHOLDERS                                               AUGUST 2004
================================================================================

Dear Wells Shareholder:

We are pleased to provide you with the enclosed 2004 Semi-Annual Report for the Wells S&P REIT Index Fund. According to Ibbotson Associates, an independent research firm, investing in real estate continues to be a positive way to potentially increase your overall portfolio return while lowering your risk, especially in volatile markets.

Over the past three years, the Wells S&P REIT Index Fund has outperformed the broader market, as measured by the S&P 500 Composite Index, by over 50%. Below is a breakdown of annualized comparative returns for periods ended June 30, 2004.1

                                                               Annualized Returns
                                       -----------------------------------------------------------------
                                        1-Year         3-Year           5-Year         Since Inception
                                       -----------------------------------------------------------------
o S&P REIT Composite Index               26.53%         15.53%           14.74%              8.89%
o WELLS S&P REIT INDEX FUND              24.65%         14.05%           13.29%              7.40%
o S&P 500 Composite Index                19.11%        - 0.69%           -2.20%              2.85%
o Dow Jones Industrial Average           18.56%          1.92%            0.90%              5.13%

For 2004, the outlook for real estate remains positive. Through the first half of the year, the U.S. unemployment rate has dropped, resulting in an increase in consumer confidence. Economists believe these trends will positively impact the real estate industry2, as jobs are filled and companies begin to need more office space, consumers spend disposable income in retail areas, and apartment/residential sectors once again grow. Significantly, these three areas of real estate represent the three highest sector weightings of the Wells S&P REIT Index, which offers positive growth potential for the Fund.

Should you have any questions or concerns about your investment in the Wells S&P REIT Index Fund, we welcome you to contact our Mutual Fund Shareholder Services Department at 800-282-1581 or visit us online at www.wellsref.com.

Thank you for your continued commitment to Wells Real Estate Funds.

Sincerely,

/s/  Leo F. Wells III

Leo F. Wells III
President

1 Performance of the Wells S&P REIT Index Fund is for Class A shares and excludes the impact of sales loads; if sales loads were included, returns would be less than those shown. The maximum sales load for Class A shares is 4% of the public offering price. The returns of other classes of shares of the Fund will differ from those of Class A shares due to differences in sales loads and expenses. Past performance does not guarantee future results. Cash flow is not guaranteed and will fluctuate depending on the investment product and market conditions. Be advised that investments in real estate and in REITs have various risks, including possible lack of liquidity and devaluation based on adverse economic and regulatory changes. Additionally, investments in REITs will fluctuate with the value of the underlying properties, and the price of your Fund shares, when redeemed, may be less than your original cost.

2 Source: Economist Jeffrey A. Rosensweig, Associate Dean for Corporate Relations, Goizueta Business School of Emory University, Atlanta, GA

PERFORMANCE INFORMATION
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE WELLS S&P REIT INDEX FUND(a) AND THE S&P REIT INDEX


[GRAPHIC OMITTED]

                   S&P REIT INDEX:                         WELLS S&P REIT INDEX FUND
              ------------------------                     -------------------------

                       MONTHLY                                        MONTHLY
           DATE        RETURN         BALANCE            DATE         RETURN         BALANCE
           ----         ------        -------            ----         ------         -------
         03/02/98                     10,000           03/02/98                       9,600
         06/30/98       -4.97%         9,689           06/30/98       -5.68%          9,082
         12/31/98       -3.99%         8,235           12/31/98       -4.20%          7,717
         06/30/99        9.48%         8,608           06/30/99        9.45%          8,081
         12/31/99       -1.30%         7,752           12/31/99       -1.89%          7,235
         06/30/00       10.37%         8,749           06/30/00       10.23%          8,145
       12/31/2000        4.40%        10,004         12/31/2000        4.25%          9,229
        6/30/2001       11.18%        11,103          6/30/2001       10.64%         10,166
       12/31/2001        5.16%        11,433         12/31/2001        4.51%         10,394
        6/30/2002        4.81%        12,982          6/30/2002       12.60%         11,704
       12/31/2002        0.61%        11,900         12/31/2002       -8.57%         10,701
        6/30/2003       13.91%        13,556          6/30/2003       13.05%         12,097
       12/31/2003       19.52%        16,201         12/31/2003       18.43%         14,326
        6/30/2004        5.87%        17,152          6/30/2004        5.22%         15,074


Past performance is not predictive of future performance.

               ----------------------------------------------------------
                           Wells S&P REIT Index Fund
                        Average Annual Total Returns(b)
                       (for periods ended June 30, 2004)

                                  1 Year   5 Years  Since Inception(c)
                                  ------   -------  ------------------
                 Class A           19.65%   12.36%        6.70%
                 Class B           18.68%   12.19%       11.46%
                 Class C           22.76%   12.48%       11.76%
               ----------------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C, Class I and Class R shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assume that any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, and the initial public offering of Class C shares commenced on May 5, 1999.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
     At acquisition cost ......................................   $  213,400,981
                                                                  ==============

     At market value (Note 1) .................................   $  250,028,138
Dividends receivable ..........................................        1,231,123
Receivable for capital shares sold ............................        1,004,235
Other assets ..................................................          107,136
                                                                  --------------
     TOTAL ASSETS .............................................      252,370,632
                                                                  --------------

LIABILITIES
Dividends payable .............................................          582,792
Payable for securities purchased ..............................          813,021
Payable for capital shares redeemed ...........................          293,205
Payable to Adviser (Note 3) ...................................           66,464
Payable to administrator (Note 3) .............................           56,100
Other accrued expenses and liabilities ........................          119,083
                                                                  --------------
     TOTAL LIABILITIES ........................................        1,930,665
                                                                  --------------
NET ASSETS ....................................................   $  250,439,967
                                                                  ==============


NET ASSETS CONSIST OF:
Paid-in capital ...............................................   $  203,196,221
Undistributed net investment income ...........................            5,963
Accumulated net realized gains
  from security transactions ..................................       10,610,626
Net unrealized appreciation on investments ....................       36,627,157
                                                                  --------------
Net assets ....................................................   $  250,439,967
                                                                  ==============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .......................   $  160,538,570
                                                                  ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       15,115,280
                                                                  ==============
Net asset value and redemption price per share (Note 1) .......   $        10.62
                                                                  ==============
Maximum offering price per share (Note 1) .....................   $        11.06
                                                                  ==============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares .......................   $   38,453,091
                                                                  ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................        3,569,440
                                                                  ==============
Net asset value and offering price per share(a) (Note 1) ......    $       10.77
                                                                  ==============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .......................    $  51,265,645
                                                                  ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................        4,774,976
                                                                  ==============

Net asset value and offering price per share(a) (Note 1) ......   $        10.74
                                                                  ==============


PRICING OF CLASS R SHARES
Net assets applicable to Class R shares .......................   $       29,402
                                                                  ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................            2,772
                                                                  ==============
Net asset value, offering price and redemption price
  per share (Note 1) ..........................................   $        10.61
                                                                  ==============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares .......................   $      153,260
                                                                  ==============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .........................           14,427
                                                                  ==============
Net asset value, offering price and redemption price per
  share (Note 1) ..............................................   $        10.62
                                                                  ==============


(a)  Redemption  price  varies  based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ...................................................   $  7,081,140
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 3) ...........................        632,300
  Distribution expenses, Class A (Note 3) .....................        214,499
  Distribution expenses, Class B (Note 3) .....................        151,503
  Distribution expenses, Class C (Note 3) .....................        197,055
  Distribution expenses, Class R (Note 3) .....................              2
  Transfer agent fees, Class A (Note 3) .......................         87,092
  Transfer agent fees, Class B (Note 3) .......................         21,325
  Transfer agent fees, Class C (Note 3) .......................         26,972
  Transfer agent fees, Class R (Note 3) .......................          7,500
  Transfer agent fees, Class I (Note 3) .......................          9,000
  Administrative services fees (Note 3) .......................        143,956
  Custodian fees ..............................................         98,167
  Postage and supplies expense ................................         76,859
  Trustees fees ...............................................         54,193
  Accounting services fees (Note 3) ...........................         51,189
  Registration fees, Common ...................................         14,717
  Registration fees, Class A ..................................         10,229
  Registration fees, Class B ..................................          4,475
  Registration fees, Class C ..................................          4,303
  Registration fees, Class R ..................................         10,385
  Registration fees, Class I ..................................            152
  Professional fees ...........................................         38,872
  Reports to shareholders .....................................         18,222
  Insurance expense ...........................................         11,669
  Other expenses ..............................................         23,131
                                                                  ------------
    TOTAL EXPENSES ............................................      1,907,767
  Fees waived by the Adviser (Note 3) .........................       (227,753)
  Class A expenses waived/reimbursed by the Adviser (Note 3) ..        (96,885)
  Class R expenses waived/reimbursed by the Adviser (Note 3) ..        (17,800)
  Class I expenses waived/reimbursed by the Adviser (Note 3) ..         (9,200)
                                                                  ------------
    NET EXPENSES ..............................................      1,556,129
                                                                  ------------

NET INVESTMENT INCOME .........................................      5,525,011
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ...............     11,995,655
  Net change in unrealized appreciation/depreciation
    on investments ............................................     (7,775,183)
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............      4,220,472
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................   $  9,745,483
                                                                  ============


See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================
                                                                  PERIOD ENDED      YEAR ENDED
                                                                JUNE 30, 2004(a)    DECEMBER 31,
                                                                  (UNAUDITED)         2003(b)
------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ....................................   $  5,525,011      $  5,167,505
    Net realized gains from security transactions ............     11,995,655         6,227,915
    Net change in unrealized appreciation/depreciation
      on investments .........................................     (7,775,183)       40,716,140
                                                                 ------------      ------------
Increase in net assets from operations .......................      9,745,483        52,111,560
                                                                 ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A ..............     (3,892,252)       (3,926,715)
  Dividends from net investment income, Class B ..............       (699,365)         (576,032)
  Dividends from net investment income, Class C ..............       (924,032)         (663,946)
  Dividends from net investment income, Class R ..............           (430)             --
  Dividends from net investment income, Class I ..............         (2,969)             (812)
  Distributions from net realized gains, Class A .............           --          (4,434,521)
  Distributions from net realized gains, Class B .............           --            (814,496)
  Distributions from net realized gains, Class C .............           --            (988,885)
  Distributions from net realized gains, Class I .............           --              (1,803)
  Return of capital, Class A .................................           --          (1,456,496)
  Return of capital, Class B .................................           --            (277,229)
  Return of capital, Class C .................................           --            (308,669)
  Return of capital, Class I .................................           --                (352)
                                                                 ------------      ------------
Decrease in net assets from distributions to shareholders ....    ( 5,519,048)      (13,449,956)
                                                                 ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
CLASS A
  Proceeds from shares sold ..................................     67,081,300       118,639,702
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .........................      3,142,398         8,034,719
  Payments for shares redeemed ...............................    (82,594,311)      (77,222,174)
                                                                 ------------      ------------
Net increase (decrease) in net assets from Class A
    share transactions .......................................   ( 12,370,613)       49,452,247
                                                                 ------------      ------------

CLASS B
  Proceeds from shares sold ..................................      7,855,778        10,361,365
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ............................        539,339         1,220,121
  Payments for shares redeemed ...............................     (2,598,676)       (3,888,488)
                                                                 ------------      ------------
Net increase in net assets from Class B share transactions ...      5,796,441         7,692,998
                                                                 ------------      ------------

CLASS C
  Proceeds from shares sold ..................................     15,240,030        15,929,952
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ............................        728,335         1,590,410
  Payments for shares redeemed ...............................     (4,519,086)       (3,936,921)
                                                                 ------------      ------------
Net increase in net assets from Class C share transactions ...     11,449,279        13,583,441
                                                                 ------------      ------------

                                                                               5


WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================================
                                                                  PERIOD ENDED      YEAR ENDED
                                                                JUNE 30, 2004(a)    DECEMBER 31,
                                                                  (UNAUDITED)         2003(b)
------------------------------------------------------------------------------------------------
CLASS R
  Proceeds from shares sold ..................................   $     28,252      $       --
  Net asset value of shares issued in reinvestment of
  distributions to shareholders ..............................            430              --
                                                                 ------------      ------------
  Net increase in net assets from Class R share transactions .         28,682              --
                                                                 ------------      ------------

CLASS I
  Proceeds from shares sold ..................................         78,639            60,624
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .........................          2,765             2,967
                                                                 ------------      ------------
  Net increase in net assets from Class I share transactions .         81,404            63,591
                                                                 ------------      ------------

  TOTAL INCREASE IN NET ASSETS ...............................      9,211,628       109,453,881

NET ASSETS
  Beginning of period ........................................    241,228,339       131,774,458
                                                                 ------------      ------------
  End of period ..............................................   $250,439,967      $241,228,339
                                                                 ============      ============

(a) Except for Class R shares, which represents the period from the initial public offering (January 27, 2004) through June 30, 2004.
(b) Except for Class I shares, which represents the period from the initial public offering (August 25, 2003) through December 31, 2003.



See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                 PERIOD         YEAR      YEAR       YEAR       YEAR      YEAR
                                                  ENDED        ENDED      ENDED      ENDED      ENDED     ENDED
                                             JUNE 30, 2004    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                               (UNAUDITED)      2003       2002       2001       2000      1999
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $   10.31     $    8.26  $   8.63  $    8.14  $    6.80  $   7.75
                                               ---------     ---------  --------  ---------  ---------  --------

Income (loss) from investment operations:
  Net investment income ....................        0.24          0.28      0.34       0.37       0.37      0.38
  Net realized and unrealized gains (losses)
    on investments .........................        0.31          2.45     (0.07)      0.63       1.45     (0.85)
                                               ---------     ---------  --------  ---------  ---------  --------
Total from investment operations ...........        0.55          2.73      0.27       1.00       1.82     (0.47)
                                               ---------     ---------  --------  ---------  ---------  --------

Less distributions:
  Dividends from net investment income .....       (0.24)        (0.28)    (0.34)     (0.37)     (0.37)    (0.38)
  Distributions from net realized gains ....          --         (0.28)    (0.18)        --         --        --
  Return of capital ........................          --         (0.12)    (0.12)     (0.14)     (0.11)    (0.10)
                                               ---------     ---------  --------  ---------  ---------  --------
Total distributions ........................       (0.24)        (0.68)    (0.64)     (0.51)     (0.48)    (0.48)
                                               ---------     ---------  --------  ---------  ---------  --------

Net asset value at end of period ...........   $   10.62     $   10.31  $   8.26  $    8.63  $    8.14  $   6.80
                                               =========     =========  ========  =========  =========  ========


Total return(a) ............................      5.25%(c)       33.88%     2.97%     12.63%     27.56%    (6.24%)
                                               =========     =========  ========  =========  =========  ========


Net assets at end of period (000's) ........   $ 160,539     $ 170,443  $ 93,545  $  74,470  $  46,759  $ 19,281
                                               =========     =========  ========  =========  =========  ========


Ratio of net expenses to average net assets(b)    0.99%(d)        0.99%     0.99%      0.99%      0.98%     0.99%

Ratio of net investment income to
  average net assets .......................      4.61%(d)        3.19%     3.96%      4.61%      5.43%     5.58%

Portfolio turnover rate ....................        38%(d)          13%       10%         5%         9%       17%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.28%(d), 1.34%, 1.38%, 1.26%, 1.44% and 2.11% for the periods ended June 30, 2004, December 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                 PERIOD         YEAR      YEAR       YEAR       YEAR      PERIOD
                                                  ENDED        ENDED      ENDED      ENDED      ENDED      ENDED
                                             JUNE 30, 2004    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                               (UNAUDITED)      2003       2002       2001       2000     1999(a)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $   10.46     $    8.37  $   8.75  $    8.24  $    6.88  $   8.16
                                               ---------     ---------  --------  ---------  ---------  --------

Income (loss) from investment operations:
  Net investment income ....................        0.20          0.22      0.27       0.30       0.32      0.17
  Net realized and unrealized gains (losses)
    on investments .........................        0.31          2.48     (0.07)      0.66       1.46     (1.20)
                                               ---------     ---------  --------  ---------  ---------  --------
Total from investment operations ...........        0.51          2.70      0.20       0.96       1.78     (1.03)
                                               ---------     ---------  --------  ---------  ---------  --------

Less distributions:
  Dividends from net investment income .....       (0.20)        (0.22)    (0.27)     (0.30)     (0.32)    (0.17)
  Distributions from net realized gains ....          --         (0.28)    (0.18)        --         --        --
  Return of capital ........................          --         (0.11)    (0.13)     (0.15)     (0.10)    (0.08)
                                               ---------     ---------  --------  ---------  ---------  --------
Total distributions ........................       (0.20)        (0.61)    (0.58)     (0.45)     (0.42)    (0.25)
                                               ---------     ---------  --------  ---------  ---------  --------

Net asset value at end of period ...........   $   10.77     $   10.46  $   8.37  $    8.75  $    8.24  $   6.88
                                               =========     =========  ========  =========  =========  ========



Total return(b) ............................      4.83%(d)       32.98%     2.13%     11.88%    26.48% (12.73%)(d)
                                               =========     =========  ========  =========  =========  ========


Net assets at end of period (000's) ........  $   38,453     $  31,854  $ 18,880  $  12,708  $   6,718  $  1,306
                                               =========     =========  ========  =========  =========  ========


Ratio of net expenses to average net assets(c)    1.74%(e)        1.74%     1.74%      1.74%      1.69%   1.72%(e)

Ratio of net investment income to
  average net assets .......................      3.86%(e)        2.44%     3.21%      3.86%      4.72%   5.77%(e)

Portfolio turnover rate ....................        38%(e)          13%       10%         5%         9%     17%(e)

(a) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(b)  Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.92%(e), 1.96%, 1.99%, 2.01%, 2.26% and 3.28%(e) for the periods ended June 30, 2004, December 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).
(d)  Not annualized.
(e)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                 PERIOD         YEAR      YEAR       YEAR       YEAR      PERIOD
                                                  ENDED        ENDED      ENDED      ENDED      ENDED      ENDED
                                             JUNE 30, 2004    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                               (UNAUDITED)      2003       2002       2001       2000     1999(a)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $   10.43     $    8.35  $   8.72   $   8.22   $   6.86  $   8.09
                                               ---------     ---------  --------  ---------  ---------  --------

Income (loss) from investment operations:
  Net investment income ....................        0.20          0.22      0.27       0.30       0.32      0.20
  Net realized and unrealized gains (losses)
    on investments .........................        0.31          2.47     (0.06)      0.65       1.46     (1.17)
                                               ---------     ---------  --------  ---------  ---------  --------
Total from investment operations ...........        0.51          2.69      0.21       0.95       1.78     (0.97)
                                               ---------     ---------  --------  ---------  ---------  --------

Less distributions:
  Dividends from net investment income .....       (0.20)        (0.22)    (0.27)     (0.30)     (0.32)    (0.20)
  Distributions from net realized gains ....          --         (0.28)    (0.18)        --         --        --
  Return of capital ........................          --         (0.11)    (0.13)     (0.15)     (0.10)    (0.06)
                                               ---------     ---------  --------  ---------  ---------  --------
Total distributions ........................       (0.20)        (0.61)    (0.58)     (0.45)     (0.42)    (0.26)
                                               ---------     ---------  --------  ---------  ---------  --------

Net asset value at end of period ...........   $   10.74     $   10.43  $   8.35   $   8.72  $    8.22  $   6.86
                                               =========     =========  ========  =========  =========  ========


Total return(b) ............................      4.85%(d)       32.94%     2.25%     11.78%    26.63% (12.06%)(d)
                                               =========     =========  ========  =========  =========  ========


Net assets at end of period (000's) ........   $  51,266     $  38,861  $ 19,350   $  9,339    $ 4,121  $  1,275
                                               =========     =========  ========  =========  =========  ========


Ratio of net expenses to average net assets(c)    1.74%(e)        1.74%     1.74%      1.74%      1.68%   1.73%(e)

Ratio of net investment income to
  average net assets .......................      3.86%(e)        2.44%     3.21%      3.86%      4.73%   5.59%(e)

Portfolio turnover rate ....................        38%(e)          13%       10%         5%         9%     17%(e)

(a) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(b)  Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.92%(e), 1.96%, 1.99%, 2.01%, 2.29% and 2.49%(e) for the periods ended June 30, 2004, December 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).
(d)  Not annualized.
(e)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS R
FINANCIAL  HIGHLIGHTS
================================================================================
                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                  JUNE 30, 2004
                                                                  (UNAUDITED)(a)
--------------------------------------------------------------------------------

Net asset value at beginning of period ......................       $    10.64
                                                                    ----------

Income (loss) from investment operations:
  Net investment income .....................................             0.22
  Net realized and unrealized gains (losses) on investments .            (0.03)
                                                                    ----------
Total from investment operations ............................             0.19
                                                                    ----------

Less distributions:
  Dividends from net investment income ......................            (0.22)
                                                                    ----------
Total distributions .........................................            (0.22)
                                                                    ----------

Net asset value at end of period ............................       $    10.61
                                                                    ==========


Total return(b) .............................................           1.76%(d)
                                                                    ==========


Net assets at end of period (000's) .........................       $       29
                                                                    ==========


Ratio of net expenses to average net assets(c) ..............          1.47%(e)

Ratio of net investment income to average net assets ........          4.11%(e)

Portfolio turnover rate .....................................            38%(e)

(a) Represents the period from the initial public offering of Class R shares (January 27, 2004) through June 30, 2004.
(b)  Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 250.22%(e) for the period ended June 30, 2004 (Note 3).
(d)  Not annualized.
(e)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
=================================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD
                                                                      ENDED            ENDED
                                                                  JUNE 30, 2004     DECEMBER 31,
                                                                   (UNAUDITED)         2003(a)
------------------------------------------------------------------------------------------------
  Net asset value at beginning of period .....................   $      10.31      $       9.39
                                                                 ------------      ------------

  Income from investment operations:
    Net investment income ....................................           0.25              0.13
    Net realized and unrealized gains on investments .........           0.31              1.25
                                                                 ------------      ------------
  Total from investment operations ...........................           0.56              1.38
                                                                 ------------      ------------

  Less distributions:
    Dividends from net investment income .....................          (0.25)            (0.13)
    Distributions from net realized gains ....................           --               (0.28)
    Return of capital ........................................           --               (0.05)
                                                                 ------------      ------------
  Total distributions ........................................          (0.25)            (0.46)
                                                                 ------------      ------------

  Net asset value at end of period ...........................   $      10.62      $      10.31
                                                                 ============      ============


  Total return(b) ............................................         5.38%(d)         14.78%(d)
                                                                 ============      ============


  Net assets at end of period (000's) ........................   $        153      $         69
                                                                 ============      ============


  Ratio of net expenses to average net assets(c) .............         0.74%(e)          0.74%(e)

  Ratio of net investment income to average net assets .......         4.86%(e)          3.44%(e)

  Portfolio turnover rate ....................................           38%(e)            13%(e)

(a)  Represents the period from the initial public offering of Class I shares
     (August 25, 2003) through December 31, 2003.
(b)  Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 53.07%(e), 27.09%(e) for the periods ended June 30, 2004 and December 31, 2003, respectively (Note 3).
(d)  Not annualized.
(e)  Annualized.

See accompanying notes to financial statements.

                                                                              11

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================
COMMON STOCKS -- 98.5%                                   SHARES        VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 17.4%
AMLI Residential Properties Trust ..............         24,180    $   709,441
Apartment Investment & Management
  Company - Class A ............................        111,480      3,470,372
Archstone-Smith Trust ..........................        231,736      6,796,817
Associated Estates Realty Corp. ................         23,210        186,840
Avalonbay Communities, Inc. ....................         84,774      4,791,426
BRE Properties, Inc. - Class A .................         59,570      2,070,058
Camden Property Trust ..........................         47,205      2,161,989
Cornerstone Realty Income Trust, Inc. ..........         68,530        601,008
Equity Residential Properties Trust ............        331,890      9,867,090
Essex Property Trust, Inc. .....................         27,150      1,855,703
Gables Residential Trust .......................         33,950      1,153,621
Home Properties of New York, Inc. ..............         36,750      1,432,515
Manufactured Home Communities, Inc. ............         26,780        888,828
Mid-America Apartment Communities, Inc. ........         23,270        881,700
Post Properties, Inc. ..........................         45,280      1,319,912
Summit Properties, Inc. ........................         34,930        895,605
Sun Communities, Inc. ..........................         22,540        848,631
Town & Country Trust ...........................         18,790        474,260
United Dominion Realty Trust, Inc. .............        151,070      2,988,165
                                                                   -----------
                                                                    43,393,981
                                                                   -----------
DIVERSIFIED -- 9.0%
Colonial Properties Trust ......................         31,210      1,202,521
Correctional Properties Trust ..................         13,070        382,298
Cousins Properties, Inc. .......................         57,890      1,907,476
Crescent Real Estate Equities Co. ..............        118,400      1,908,608
iStar Financial, Inc. ..........................        126,820      5,072,800
Lexington Corporate Properties Trust ...........         56,230      1,119,539
Pennsylvania Real Estate Investment Trust ......         42,060      1,440,555
Vornado Realty Trust ...........................        142,100      8,115,331
Washington Real Estate Investment Trust ........         49,280      1,447,846
                                                                   -----------
                                                                    22,596,974
                                                                   -----------
HEALTH CARE -- 3.9%
Health Care Property Investors, Inc. ...........        154,416      3,712,161
Healthcare Realty Trust, Inc. ..................         51,023      1,912,342
Health Care REIT, Inc. .........................         58,670      1,906,775
National Health Investors, Inc. ................         31,880        866,817
Nationwide Health Properties, Inc. .............         77,800      1,470,420
                                                                   -----------
                                                                     9,868,515
                                                                   -----------
HOTEL -- 2.8%
Equity Inns, Inc. ..............................         53,570        497,665
FelCor Lodging Trust, Inc. .....................         70,400        851,840
Hospitality Properties Trust ...................         79,340      3,356,082
Innkeepers USA Trust ...........................         44,760        461,476
LaSalle Hotel Properties .......................         31,960        779,824
MeriStar Hospitality Corp. .....................         94,890        649,048
Winston Hotels, Inc. ...........................         31,260        323,541
                                                                   -----------
                                                                     6,919,476
                                                                   -----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
================================================================================
COMMON STOCKS -- 98.5%  (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE -- 27.7%
Alexandria Real Estate Equities ................         22,830    $ 1,296,287
AMB Property Corp. .............................         97,400      3,372,962
Arden Realty, Inc. .............................         76,550      2,251,335
Bedford Property Investors, Inc. ...............         19,330        565,209
Boston Properties, Inc. ........................        125,560      6,288,045
Brandywine Realty Trust ........................         50,750      1,379,893
CarrAmerica Realty Corp. .......................         63,110      1,907,815
CenterPoint Properties Corp. ...................         27,390      2,102,183
Corporate Office Properties Trust ..............         38,490        956,477
Duke Realty Corp. ..............................        164,350      5,227,974
EastGroup Properties, Inc. .....................         23,830        802,356
Equity Office Properties Trust .................        476,325     12,956,040
First Industrial Realty Trust, Inc. ............         47,150      1,738,892
Glenborough Realty Trust, Inc. .................         37,260        683,721
Highwoods Properties, Inc. .....................         63,310      1,487,785
HRPT Properties, Inc. ..........................        205,870      2,060,759
Keystone Property Trust ........................         36,140        868,444
Kilroy Realty Corp. ............................         33,420      1,139,622
Koger Equity, Inc. .............................         31,930        738,222
Liberty Property Trust .........................         99,630      4,006,122
Mack-Cali Realty Corp. .........................         71,590      2,962,394
Parkway Properties, Inc. .......................         12,860        571,627
Prentiss Properties Trust ......................         50,160      1,681,363
ProLogis Trust .................................        215,750      7,102,490
PS Business Parks, Inc. ........................         25,700      1,034,168
Reckson Associates Realty Corp. ................         75,590      2,075,701
SL Green Realty Corp. ..........................         44,970      2,104,596
                                                                   -----------
                                                                    69,362,482
                                                                   -----------
MORTGAGE -- 1.0%
Thornburg Mortgage, Inc. .......................         94,760      2,553,782
                                                                   -----------

RETAIL CENTERS -- 28.1%
CBL & Associates Properties, Inc. ..............         36,050      1,982,750
Chelsea Property Group, Inc. ...................         52,010      3,392,092
Commercial Net Lease Realty ....................         59,580      1,024,776
Developers Diversified Realty Corp. ............        102,932      3,640,705
Federal Realty Investment Trust ................         58,600      2,437,174
General Growth Properties, Inc. ................        259,460      7,672,232
Glimcher Realty Trust ..........................         41,710        922,625
Heritage Property Investment Trust .............         54,360      1,470,981
Kimco Realty Corp. .............................        131,955      6,003,952
Kramont Realty Trust ...........................         28,590        457,440
Macerich Co. (The) .............................         68,780      3,292,499
Mills Corp. ....................................         57,390      2,680,113
New Plan Excel Realty Trust ....................        118,560      2,769,562
Pan Pacific Retail Properties, Inc. ............         48,010      2,425,465
Ramco-Gershenson Properties Trust ..............         20,010        484,842
Realty Income Corp. ............................         45,290      1,889,952

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
================================================================================
COMMON STOCKS -- 98.5%  (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
RETAIL CENTERS -- 28.1% (CONTINUED)
Regency Centers Corp. ..........................         71,970    $ 3,087,513
Rouse Co. (The) ................................        122,000      5,795,000
Saul Centers, Inc. .............................         18,880        606,237
Simon Property Group, Inc. .....................        243,300     12,510,486
Tanger Factory Outlet Centers, Inc. ............         15,400        602,140
Taubman Centers, Inc. ..........................         59,500      1,361,955
Urstadt Biddle Properties - Class A ............         30,504        451,764
U.S. Restaurant Properties, Inc. ...............         26,830        407,548
Weingarten Realty Investors ....................         99,895      3,124,716
                                                                   -----------
                                                                    70,494,519
                                                                   -----------
SELF STORAGE -- 3.9%
Public Storage, Inc. ...........................        152,394      7,011,648
Shurgard Storage Centers, Inc. - Class A .......         54,380      2,033,812
Sovran Self Storage, Inc. ......................         16,490        629,588
                                                                   -----------
                                                                     9,675,048
                                                                   -----------
SPECIALTY -- 4.7%
Capital Automotive REIT ........................         41,930      1,229,807
Entertainment Properties Trust .................         26,110        933,171
Plum Creek Timber Co., Inc. ....................        218,250      7,110,585
Rayonier Inc. ..................................         58,220      2,587,879
                                                                   -----------
                                                                    11,861,442
                                                                   -----------

TOTAL COMMON STOCKS (Cost $210,099,062) ........                 $ 246,726,219
                                                                 =============

================================================================================
CASH EQUIVALENTS - 1.3%                                 SHARES        VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund -
  Class A (Cost $3,301,919) ....................      3,301,919  $   3,301,919
                                                                   -----------

TOTAL INVESTMENT SECURITIES -- 99.8%
  (Cost $213,400,981) ..........................                 $ 250,028,138

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ..                       411,829
                                                                   -----------

NET ASSETS -- 100.0% ...........................                 $ 250,439,967
                                                                 =============


See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================

1.  SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares, Class R shares and Class I shares commenced on May 7, 1999, May 5, 1999, January 27, 2004 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers five classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares), Class R shares (sold without any sales loads and an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class R shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares, Class R shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.


WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
=======================================================================================================
The tax character of  distributions  paid during the periods ended June 30, 2004 and December 31, 2003 are as follows:
-------------------------------------------------------------------------------------------------------
                                                                      RETURN OF
                      PERIOD         ORDINARY         LONG-TERM       CAPITAL            TOTAL
                       ENDED          INCOME        CAPITAL GAINS    (NONTAXABLE)    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
     Class A          6/30/04      $ 3,892,252       $        --      $       --      $ 3,892,252
                     12/31/03      $ 4,964,476       $  3,396,760     $ 1,456,496     $ 9,817,732
-------------------------------------------------------------------------------------------------------
     Class B          6/30/04      $   699,365       $        --      $       --      $   699,365
                     12/31/03      $   769,596       $    620,932     $   277,229     $ 1,667,757
-------------------------------------------------------------------------------------------------------
     Class C          6/30/04      $   924,032       $        --      $       --      $   924,032
                     12/31/03      $   893,480       $    759,351     $   308,669     $ 1,961,500
-------------------------------------------------------------------------------------------------------
     Class R          6/30/04      $       430       $        --      $       --      $       430
-------------------------------------------------------------------------------------------------------
     Class I          6/30/04      $     2,969       $        --      $       --      $     2,969
                     12/31/03      $     1,251       $      1,364     $       352     $     2,967
-------------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2004:

         Federal income tax cost .....................    $   214,683,945
                                                          ===============

         Gross unrealized appreciation ...............    $    40,386,086
         Gross unrealized depreciation ...............         (5,041,893)
                                                          ---------------
         Net unrealized appreciation .................    $    35,344,193
         Undistributed ordinary income ...............             71,744
         Other gains .................................         11,827,810
                                                          ---------------
         Total distributable earnings ................         47,243,747
                                                          ===============



The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================
The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.  INVESTMENT  TRANSACTIONS
During the six months ended June 30, 2004, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $50,049,490 and $47,555,734, respectively.

3.  TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $227,753 of its investment advisory fees and reimbursed the Fund for $96,885 of Class A expenses, $17,800 of Class R and $9,200 of Class I expenses during the six months ended June 30, 2004.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $4,000 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the six months ended June 30, 2004, the Underwriter earned $93,810 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $64,436 and $16,499 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================
PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund, other than I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the period ended June 30, 2004, the Fund's Class A, Class B, Class C and Class R shares paid distribution expenses of $214,499, $151,503, $197,055 and $2, respectively. There is no plan of distribution for Class I shares.

4.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

-----------------------------------------------------------------------------------------------
                                                                PERIOD ENDED      YEAR ENDED
                                                               JUNE 30, 2004(b)  DECEMBER 31,
                                                                 (UNAUDITED)        2003(a)
-----------------------------------------------------------------------------------------------
CLASS A
Shares sold ................................................      6,286,516        12,900,380
Shares issued in reinvestment of distributions
  to shareholders ..........................................        285,151           827,121
Shares redeemed ............................................     (7,986,624)       (8,524,858)
                                                                -----------        -----------
Net increase (decrease) in shares outstanding ..............     (1,414,957)        5,202,643
Shares outstanding, beginning of period ....................     16,530,236        11,327,593
                                                                -----------        -----------
Shares outstanding, end of period ..........................     15,115,279        16,530,236
                                                                -----------        -----------
CLASS B
Shares sold ................................................        725,886         1,082,476
Shares issued in reinvestment of distributions to shareholders       48,503           123,577
Shares redeemed ............................................       (250,185)         (415,281)
                                                                -----------        -----------
Net increase in shares outstanding .........................        524,204           790,772
Shares outstanding, beginning of period ....................      3,045,236         2,254,464
                                                                -----------        -----------
Shares outstanding, end of period ..........................      3,569,440         3,045,236
                                                                -----------        -----------
CLASS C
Shares sold ................................................      1,421,206         1,677,087
Shares issued in reinvestment of distributions to shareholders       65,717           161,768
Shares redeemed ............................................       (439,422)         (429,178)
                                                                -----------        -----------
Net increase in shares outstanding .........................      1,047,501         1,409,677
Shares outstanding, beginning of period ....................      3,727,475         2,317,798
                                                                -----------        -----------
Shares outstanding, end of period ..........................      4,774,976         3,727,475
                                                                -----------        -----------

CLASS R
Shares sold ................................................          2,732              --
Shares issued in reinvestment of distributions to shareholders           40              --
                                                                -----------        -----------
Net increase in shares outstanding .........................          2,772              --
Shares outstanding, beginning of period ....................           --                --
                                                                -----------        -----------
Shares outstanding, end of period ..........................          2,772              --
                                                                -----------        -----------

CLASS I
Shares sold ................................................          7,435             6,447
Shares issued in reinvestment of distributions to shareholders          253               292
                                                                -----------        -----------
Net increase in shares outstanding .........................          7,688             6,739
Shares outstanding, beginning of period ....................          6,739              --
                                                                -----------        -----------
Shares outstanding, end of period ..........................         14,427             6,739
                                                                -----------        -----------
-----------------------------------------------------------------------------------------------
(a)  Except for Class I shares,  which  represents  the period  from the initial public offering (August 25, 2003) through December 31, 2003.
(b)  Except for Class R shares,  which  represents  the period  from the initial public offering (January 27, 2004) through June 30, 2004.

WELLS S&P REIT INDEX FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
APRIL 29, 2004 (UNAUDITED)
================================================================================
On April 29, 2004, a Special Meeting of Shareholders of the Wells S&P Reit Index Fund (the "Fund"), a series of The Wells Family of Real Estate Funds (the "Trust"), was held (1) to approve a new investment sub-advisory agreement, (2) to elect nine Trustees and (3) to select the Trust's independent public accountants. The total number of shares of the Trust present in person or by proxy represented 81.424% of the shares entitled to vote at the meeting. The new investment sub-advisory agreement with PADCO Advisors, Inc., was approved, all nominees for Trustee were elected and Ernst & Young LLP was selected as the Trust's independent public accountants.

The results of the voting for or against the approval of the new Investment Sub-Advisory Agreement between Wells Asset Management, Inc. and PADCO Advisors, Inc., were as follows:

                                NUMBER OF SHARES
                 ----------------------------------------------
                    FOR             AGAINST         ABSTAIN
                 ----------------------------------------------
                 19,799,014         111,371         506,849

The  results  of the  voting  to elect the nine  nominees  for  Trustee  were as follows:
                                     NUMBER OF SHARES
             -------------------------------------------------------------
                   NOMINEE               AFFIRMATIVE    WITHHOLD AUTHORITY
             -------------------------------------------------------------
               Michael R. Buchanan       20,281,839          135,395
               Richard W. Carpenter      20,283,391          133,843
               Bud Carter                20,282,504          134,730
               William H. Keogler, Jr.   20,290,794          126,440
               Donald S. Moss            20,278,859          138,375
               Walter W. Sessoms         20,271,365          145,869
               Neil H. Strickland        20,288,736          128,498
               Leo F. Wells, III         20,288,975          128,259
               W. Wayne Woody            20,279,161          138,073

The results of the voting for or against the ratification of the selection of Ernst & Young LLP as the Trust's independent public accountants, were as follows:
                                NUMBER OF SHARES
                 ----------------------------------------------
                    FOR             AGAINST         ABSTAIN
                 ----------------------------------------------
                   20,145,125        59,771         212,338

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6.  SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).


ITEM 10.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):
Attached hereto




Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*      /s/ Leo F. Wells, III
                          ------------------------------------------------------
                               Leo F. Wells, III, President

Date   September 7, 2004
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Leo F. Wells, III
                          ------------------------------------------------------
                              Leo F. Wells, III, President


Date   September 7, 2004
     ----------------------

By (Signature and Title)*    /s/ Mark J. Seger
                          ------------------------------------------------------
                            Mark J. Seger, Treasurer

Date   September 7, 2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.